Short-Term Debts (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Short-Term Debts [Abstract]
Schedule of Short-Term Debts

As of March 31, 2025 and September 30, 2024, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity		As of March 31, 2025	As of September 30, 2024
Higashi-Nippon Bank	1.55%	12/29/2023	12/25/2024	$-	$32,810
				$-	$32,810
Short-term debts consist of the following:
Bank	Annual Interest Rate	Maturity		As of September 30, 2024
Higashi-Nippon Bank	1.55%	12/19/2023	12/25/2024	$32,810
				$32,810